Long Term Debt and Preference Securities - Debt Issued (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Oct. 20, 2020	Jul. 02, 2020
Debt Instrument [Line Items]
Principal	$ 455.0	$ 455.0
Unamortized discount and debt issuance costs	(6.1)	(6.8)
Senior notes due 2030 | Senior Notes
Debt Instrument [Line Items]
Principal	330.0	330.0
Unamortized discount and debt issuance costs	$ (4.4)	$ (5.0)
Interest rate, stated percentage	4.875%	4.875%		4.875%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Principal	$ 125.0	$ 125.0
Unamortized discount and debt issuance costs	$ (1.7)	$ (1.8)
Interest rate, stated percentage	6.625%	6.625%	6.625%